Financial instruments (Details 29) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 246,930	$ 494,736
Non-current financial liabilities at fair value through profit or loss	1,915,575	1,502,449
Financial liabilities at fair value through profit or loss	2,162,505	1,997,185
Total, total financial liabilities	3,088,270	2,516,460
Lease Liability [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	5,528	7,694
Non-current financial liabilities at fair value through profit or loss	25,546	30,203
Financial liabilities at fair value through profit or loss	31,074	37,897
Trade payables due to related parties [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	606	475
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	606	475
Financial liabilities at fair value through profit or loss [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	32,092	10,351
Non-current financial liabilities at amortised cost	13,511	16,477
Financial liabilities at amortised cost	45,603	26,828
Bank borrowings [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	82	199
Non-current financial liabilities at fair value through profit or loss	69,376	69,138
Financial liabilities at fair value through profit or loss	69,458	69,337
Bonds issued [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	36,781	280,578
Non-current financial liabilities at fair value through profit or loss	1,816,626	1,403,108
Financial liabilities at fair value through profit or loss	1,853,407	1,683,686
Trade and other payables [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	203,933	205,790
Non-current financial liabilities at fair value through profit or loss	4,027	0
Financial liabilities at fair value through profit or loss	207,960	205,790
Hedging liabilities [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	26,699	7,183
Non-current financial liabilities at fair value through profit or loss	13,511	16,477
Financial liabilities at fair value through profit or loss	40,210	23,660
Financial Liabilities Held For Trading [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	5,393	3,168
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	5,393	3,168
Total Financial Liabilities [Member]
Financial instruments [Line Items]
Current, total financial liabilities	279,022	505,087
Non-current, total financial liabilities	1,929,086	1,518,926
Total, total financial liabilities	$ 2,208,108	$ 2,024,013